Target VIP Portfolio
Target VIP Portfolio
Investment Objective
Seeks to provide above average total return.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Target VIP Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Target VIP Portfolio
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Other expenses	0.24%
Total Annual Fund Operating Expenses	0.84%

Example.
This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Target VIP Portfolio	86	268	466	1,037

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 79% of the average value of its portfolio.
Principal Investment Strategies

The Portfolio invests in the common stocks of companies which are identified by a model which applies separate uniquely specialized strategies. This Portfolio is managed by First Trust Advisors L.P. (“First Trust”) under a sub-advisory agreement with the Adviser. The Portfolio is passively managed meaning that the stocks that are selected are held for one year until the next stock selection date. The investment strategy was developed by First Trust and may be altered from time to time, but only after notice is given to shareholders. Except in rare circumstances, the stocks selected by the model are those in which the Portfolio will invest. Each year, on or about the annual stock selection date of December 30, the Portfolio expects to invest in the securities determined by the model with an approximately equal amount invested in each strategy. First Trust reserves the right to overweight, underweight or exclude from the Portfolio certain companies identified by the model. Such underweighting or overweighting would be rare but may occur in instances where a security is selected by the model, but the portfolio manager is aware of matters that may make investment in the company ill-advised.

To the extent that the Portfolio receives new cash, from the additional purchase or premium payments from variable contract owners or otherwise, the cash is invested proportionally in the securities held by the Portfolio. First Trust reserves the right to hold cash until a sufficient amount is available to invest, so the investment of new cash may not be immediate. However, First Trust intends to invest the new cash as soon as possible after receipt.

During the year until the next stock selection date, the portfolio managers monitor the holdings. In the event an initial security ceases to be a publicly traded security or the shares are otherwise forced to be liquidated, the proceeds derived from the sale of the liquidated initial security will be invested proportionally in additional shares of the remaining securities.

The composition of the Portfolio on each annual stock selection date is expected to be as follows:

  Approximately 1/6 common stocks which comprise The Dow® Dividend and Repurchase Target (“DART”) 5 Strategy — This Strategy selects five stocks from the Dow Jones Industrial Average (DJIASM) that have high dividend yields and/or high buyback ratios and high change in return on assets. By analyzing dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Companies which have reduced their shares through a share buyback program may provide a strong cash flow position and, in turn, high quality earnings. Buyback ratio is the ratio of a company’s shares of common stock outstanding 12 months prior to the stock selection date compared to a company’s shares outstanding as of the business day prior to the stock selection date.
  Approximately 1/6 common stocks which comprise the European Target 20 Strategy — This Strategy invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued.
  Approximately 1/6 common stocks which comprise The Nasdaq® Target 15 Strategy — This Strategy selects a portfolio of the 15 Nasdaq-100 Index® stocks with the best overall ranking on both 12- and 6-month price appreciation, return on assets and price to cash flow. The stocks which comprise this Strategy are weighted by market capitalization subject to the restriction that only whole shares are purchased and that no stock will comprise less than 1% or 25% or more of this Strategy portion of the portfolio on the stock selection date. The securities will be adjusted on a proportionate basis to accommodate this constraint.
  Approximately 1/6 common stocks which comprise The S&P Target 24 Strategy — This Strategy selects a portfolio of 24 common stocks from the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”). First Trust selects three stocks from each of the eight largest sectors of the S&P 500 Index® based on trailing four quarters’ return on assets, buyback yield and bullish interest indicator. Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector’s equivalent weighting among the eight sectors being selected from.
  Approximately 1/6 common stocks which comprise the Target Small-Cap Strategy — This Strategy invests in stocks with small market capitalizations which have recently exhibited certain positive financial attributes including positive three-year sales growth and positive most recent annual earnings.
  Approximately 1/6 common stocks which comprise the Value Line® Target 25 Strategy — This Strategy invests in 25 of the 100 stocks that Value Line® gives a #1 ranking for Timeliness™ which have recently exhibited certain positive financial attributes. Value Line® ranks approximately 1,700 stocks of which only 100 are given their #1 ranking for Timeliness™, which measures Value Line’s® view of their probable price performance during the next six to 12 months relative to the others. First Trust selects stocks among the 100 stocks (financial companies and those whose shares are not listed on a U.S. securities exchange are not eligible for the Portfolio) based on 12-month and 6-month price appreciation, return on assets, and price to cash flow. In the event of a tie, the stock with the greatest 6-month price appreciation is selected. The stocks which comprise this Strategy are weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or 25% or more of this Strategy’s portion of the Portfolio on the stock selection date. The securities will be adjusted on a proportionate basis to accommodate this constraint.

Principal Risks

There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles. They can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.

Smaller Capitalization Company Risk — Smaller capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Smaller companies are also sometimes more subject to failure.

Investment Model Risk — The Portfolio is also exposed to additional market risk due to its policy of investing in accordance with its investment strategy. As a result of this policy, securities held by the Portfolio will generally not be bought or sold in response to market fluctuations under normal circumstances. The Portfolio’s passive management style may subject investors to greater market risk than other mutual funds.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When a portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

License Risk — The termination of a license used by the Portfolio or its adviser/sub-adviser may have a significant effect on the operation of the Portfolio.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each year since inception and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 16.90%. That was the quarter ended on September 30, 2010. The lowest return for a quarter was -24.01%. That was for the quarter ended on December 31, 2008. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.
Average Annual Total Returns As of December 31, 2011
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Target VIP Portfolio	(1.41%)	(3.41%)	(0.93%)	Nov. 02, 2005
Russell 3000 Index Target VIP Portfolio	1.03%	(0.01%)	2.91%